OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Schedule of Other Current Assets

at December 31	2020	2019
(millions of Canadian $)

Fair value of derivative contracts (Note 25)	235	190
Cash provided as collateral	142	52
Contract assets (Note 5)	132	153
Regulatory assets (Note 11)	131	43
Prepaid expenses	126	60
Other	114	129
	880	627